June 5, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing is Post-Effective Amendment No. 6 and, under the Investment Company Act of 1940, as amended, Amendment No. 8 to the Trust’s Registration Statement on Form N-1A, to register the following 13 new series of the Trust:

Leverage Shares 2X Long TSLA Daily ETF

Leverage Shares 2X Long NVDA Daily ETF

Leverage Shares 2X Long ASML Daily ETF

Leverage Shares 2X Long AAPL Daily ETF

Leverage Shares 2X Long BA Daily ETF

Leverage Shares 2X Long COIN Daily ETF

Leverage Shares 2X Long AMD Daily ETF

Leverage Shares 2X Long META Daily ETF

Leverage Shares 2X Long MSFT Daily ETF

Leverage Shares 2X Long TSM Daily ETF

Leverage Shares 2X Long ARM Daily ETF

Leverage Shares 2X Short TSLA Daily ETF

Leverage Shares 2X Short NVDA Daily ETF

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com